UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120

 (Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS^ 100.2%
Consumer Discretionary 12.4%
Advance Auto Parts, Inc.	254	43,144
Amazon.com, Inc.*	1,346	1,021,359
AutoNation, Inc.*	257	13,711
AutoZone, Inc.*	104	84,653
Bed Bath & Beyond, Inc.	569	25,577
Best Buy Co., Inc.	981	32,962
BorgWarner, Inc.	762	25,283
CarMax, Inc.*	682	39,733
Carnival Corp., Class A	1,571	73,397
CBS Corp., Class B	1,470	76,763
Chipotle Mexican Grill, Inc.*	104	44,095
Coach, Inc.	977	42,118
Comcast Corp., Class A	8,389	564,160
D.R. Horton, Inc.	1,153	37,911
Darden Restaurants, Inc.	404	24,870
Delphi Automotive PLC	967	65,582
Discovery Communications, Inc., Class A*	534	13,398
Discovery Communications, Inc., Class C*	829	20,344
Dollar General Corp.	1,013	95,972
Dollar Tree, Inc.*	828	79,728
Expedia, Inc.	419	48,876
Foot Locker, Inc.	486	28,975
Ford Motor Co.	13,599	172,163
Gap, Inc.	789	20,348
Garmin, Ltd.	418	22,710
General Motors Co.	4,902	154,609
Genuine Parts Co.	520	53,164
Goodyear Tire & Rubber Co.	952	27,294
H&R Block, Inc.	841	20,007
Hanesbrands, Inc.	1,366	36,418
Harley-Davidson, Inc.	641	33,922
Harman International Industries, Inc.	253	20,908
Hasbro, Inc.	398	32,330
Johnson Controls, Inc.	2,260	103,779
Kohl's Corp.	674	28,032
L Brands, Inc.	887	65,549
Leggett & Platt, Inc.	473	24,866
Lennar Corp., Class A	639	29,905
LKQ Corp.*	1,035	35,594
Lowe's Cos., Inc.	3,029	249,226
Macy's, Inc.	1,082	38,768
Marriott International, Inc., Class A	662	47,465
Mattel, Inc.	1,195	39,889
McDonald's Corp.	3,056	359,538
Michael Kors Holdings, Ltd.*	625	32,325
Mohawk Industries, Inc.*	221	46,176
Netflix.com, Inc.*	1,492	136,145
Newell Rubbermaid, Inc.	1,568	82,256
News Corp., Class A	1,345	17,445
News Corp., Class B	388	5,215
Nike, Inc., Class B	4,604	255,523
Nordstrom, Inc.	447	19,771
Omnicom Group, Inc.	834	68,630
O'Reilly Automotive, Inc.*	235	68,298
Polo Ralph Lauren Corp.	201	19,716
Pulte Group, Inc.	1,131	23,955
PVH Corp.	285	28,802
Ross Stores, Inc.	1,412	87,304
Royal Caribbean Cruises, Ltd.	591	42,812
Scripps Networks Interactive, Inc., Class A	333	21,998
Signet Jewelers, Ltd.	276	24,263
Staples, Inc.	2,295	21,321
Starbucks Corp.	5,075	294,604
Starwood Hotels & Resorts Worldwide, Inc.	588	45,899
Target Corp.	2,071	156,008
TEGNA, Inc.	787	17,235
The Home Depot, Inc.	4,307	595,401
The Interpublic Group of Cos., Inc.	1,402	32,330
The Priceline Group, Inc.*	172	232,339
The TJX Companies, Inc.	2,278	186,158
The Walt Disney Co.	5,178	496,829
Tiffany & Co.	397	25,614
Time Warner, Inc.	2,756	211,247
Tractor Supply Co.	466	42,709
TripAdvisor, Inc.*	400	27,988
Twenty-First Century Fox, Inc., Class A	3,904	104,003
Twenty-First Century Fox, Inc., Class B	1,522	41,140
Ulta Salon Cosmetics*	215	56,160
Under Armour, Inc., Class A*	638	25,175
Under Armour, Inc., Class C*	642	22,919
Urban Outfitters, Inc.*	310	9,269
VF Corp.	1,183	73,855
Viacom, Inc., Class B	1,207	54,882
Whirlpool Corp.	269	51,745
Wyndham Worldwide Corp.	391	27,769
Wynn Resorts, Ltd.	283	27,720
Yum! Brands, Inc.	1,425	127,424
		8,107,472

Consumer Staples 10.2%
Altria Group, Inc.	6,829	462,323
Archer-Daniels-Midland Co.	2,076	93,586
Brown-Forman Corp., Class B	350	34,367
Campbell Soup Co.	626	38,981
Church & Dwight Co., Inc.	451	44,306
Clorox Co.	450	58,982
Coca-Cola Co.	13,592	593,019
Colgate-Palmolive Co.	3,113	231,701
ConAgra Foods, Inc.	1,514	70,795
Constellation Brands, Inc., Class A	615	101,247
Costco Wholesale Corp.	1,533	256,348
CVS Health Corp.	3,728	345,660
Dr. Pepper Snapple Group, Inc.	653	64,327
Estee Lauder Cos., Class A	773	71,812
General Mills, Inc.	2,071	148,884
Hormel Foods Corp.	952	35,557
Kellogg Co.	879	72,702
Kimberly-Clark Corp.	1,258	162,974
Kroger Co.	3,314	113,306
McCormick & Co., Inc.	409	41,820
Mead Johnson Nutrition Co.	650	57,980
Molson Coors Brewing Co., Class B	644	65,791
Mondelez International, Inc.	5,385	236,833
Monster Beverage Corp.*	489	78,548
PepsiCo, Inc.	5,041	549,066
Philip Morris International	5,404	541,806
Procter & Gamble Co.	9,253	791,964
Reynolds American, Inc.	2,887	144,523
Sysco Corp.	1,831	94,827
The Hershey Co.	500	55,380
The J.M. Smucker Co.	417	64,285
The Kraft Heinz Co.	2,073	179,086
Tyson Foods, Inc., Class A	1,035	76,176
Walgreens Boots Alliance, Inc.	3,009	238,463
Wal-Mart Stores, Inc.	5,282	385,428
Whole Foods Market, Inc.	1,139	34,717
		6,637,570

Energy 7.0%
Anadarko Petroleum Corp.	1,773	96,682
Apache Corp.	1,334	70,035
Baker Hughes, Inc.	1,526	72,989
Cabot Oil & Gas Corp.	1,597	39,398

See accompanying notes to schedule of portfolio investments.

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS^, Continued
Energy, continued
Chesapeake Energy Corp.*	1,889	10,238
Chevron Corp.	6,568	673,088
Cimarex Energy Co.	334	40,087
Concho Resources, Inc.*	449	55,766
ConocoPhillips, Inc.	4,311	175,975
Devon Energy Corp.	1,779	68,100
Diamond Offshore Drilling, Inc.	229	5,203
EOG Resources, Inc.	1,918	156,701
Equities Corp.	546	39,782
Exxon Mobil Corp.	14,500	1,289,774
FMC Technologies, Inc.*	791	20,076
Halliburton Co.	2,994	130,717
Helmerich & Payne, Inc.	385	23,858
Hess Corp.	922	49,465
Kinder Morgan, Inc.	6,383	129,766
Marathon Oil Corp.	2,942	40,129
Marathon Petroleum Corp.	1,845	72,675
Murphy Oil Corp.	575	15,772
National-Oilwell Varco, Inc.	1,310	42,379
Newfield Exploration Co.*	690	29,877
Noble Energy, Inc.	1,501	53,616
Occidental Petroleum Corp.	2,666	199,230
ONEOK, Inc.	739	33,100
Phillips 66	1,637	124,510
Pioneer Natural Resources Co.	568	92,340
Range Resources Corp.	600	24,186
Schlumberger, Ltd.	4,867	391,891
Southwestern Energy Co.*	1,657	24,159
Spectra Energy Corp.	2,341	84,206
Tesoro Corp.	415	31,602
Transocean, Ltd.	1,220	13,408
Valero Energy Corp.	1,640	85,739
Williams Cos., Inc.	2,414	57,864
		4,564,383

Financials 15.8%
Affiliated Managers Group*	187	27,448
AFLAC, Inc.	1,464	105,818
Allstate Corp.	1,319	90,127
American Express Co.	2,796	180,230
American International Group, Inc.	3,832	208,615
American Tower Corp.	1,477	170,992
Ameriprise Financial, Inc.	589	56,450
AON PLC	941	100,753
Apartment Investment & Management Co., Class A	557	25,605
Arthur J. Gallagher & Co.	621	30,547
Assurant, Inc.	225	18,677
AvalonBay Communities, Inc.	477	88,555
Bank of America Corp.	35,732	517,757
Bank of New York Mellon Corp.	3,752	147,829
BB&T Corp.	2,796	103,089
Berkshire Hathaway, Inc., Class B*	6,535	942,805
BlackRock, Inc., Class A	440	161,150
Boston Properties, Inc.	535	76,040
Capital One Financial Corp.	1,760	118,061
CBRE Group, Inc., Class A*	1,023	29,104
Chubb LTD	1,607	201,293
Cincinnati Financial Corp.	524	39,143
Citigroup, Inc.	10,150	444,672
Citizens Financial Group	1,864	41,623
CME Group, Inc.	1,179	120,541
Comerica, Inc.	610	27,596
Crown Castle International Corp.	1,164	112,943
Digital Realty Trust, Inc.	517	54,006
Discover Financial Services, Inc., Class A	1,444	82,077
E*Trade Financial Corp.*	986	24,729
Equinix, Inc.	240	89,489
Equity Residential	1,272	86,483
Essex Property Trust, Inc.	227	53,091
Extra Space Storage, Inc.	436	37,505
Federal Realty Investment Trust	242	41,067
Fifth Third BanCorp	2,732	51,853
Franklin Resources, Inc.	1,301	47,083
General Growth Properties, Inc.	2,031	64,890
Goldman Sachs Group, Inc.	1,346	213,759
Hartford Financial Services Group	1,383	55,113
HCP, Inc.	1,622	63,631
Host Hotels & Resorts, Inc.	2,651	47,029
Huntington Bancshares, Inc.	2,835	26,933
Intercontinental Exchange, Inc.	414	109,379
Invesco, Ltd.	1,452	42,370
Iron Mountain, Inc.	841	34,658
JPMorgan Chase & Co.	12,739	814,914
KeyCorp	2,967	34,714
Kimco Realty Corp.	1,450	46,545
Legg Mason, Inc.	388	13,246
Leucadia National Corp.	1,190	21,729
Lincoln National Corp.	839	36,639
Loews Corp.	934	38,602
M&T Bank Corp.	554	63,466
Marsh & McLennan Cos., Inc.	1,817	119,468
MetLife, Inc.	3,824	163,438
Moody's Corp.	591	62,652
Morgan Stanley	5,328	153,073
Navient Corp.	1,195	16,969
Northern Trust Corp.	749	50,625
People's United Financial, Inc.	1,095	16,600
PNC Financial Services Group	1,760	145,464
Principal Financial Group, Inc.	945	44,065
Progressive Corp.	2,038	66,255
Prologis, Inc.	1,830	99,717
Prudential Financial, Inc.	1,555	117,076
Public Storage	513	122,566
Realty Income Corp.	881	62,965
Regions Financial Corp.	4,491	41,182
S&P Global, Inc.	932	113,890
Simon Property Group, Inc.	1,079	244,976
SL Green Realty Corp.	354	41,708
State Street Corp.	1,395	91,763
SunTrust Banks, Inc.	1,760	74,430
Synchrony Financial*	2,908	81,075
T. Rowe Price Group, Inc.	864	61,076
The Charles Schwab Corp.	4,191	119,108
The Macerich Co.	442	39,444
The NASDAQ OMX Group, Inc.	408	28,870
Torchmark Corp.	392	24,253
Travelers Companies, Inc.	1,028	119,474
U.S. BanCorp	5,696	240,200
UDR, Inc.	932	34,698
Unum Group	832	27,797
Ventas, Inc.	1,180	89,869
Vornado Realty Trust	618	66,373
Wells Fargo & Co.	16,115	773,037
Welltower, Inc.	1,242	98,528
Weyerhaeuser Co.	2,607	85,301
Willis Towers Watson PLC	481	59,461
XL Group PLC	1,017	35,198
Zions Bancorporation	732	20,408
		10,335,515

Health Care 15.3%
Abbott Laboratories	5,139	229,970

See accompanying notes to schedule of portfolio investments.

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS^, Continued
Health Care, continued
AbbVie, Inc.	5,619	372,146
Aetna, Inc.	1,219	140,441
Agilent Technologies, Inc.	1,142	54,942
Alexion Pharmaceuticals, Inc.*	785	100,951
Allergan PLC*	1,376	348,059
AmerisourceBergen Corp.	621	52,903
Amgen, Inc.	2,623	451,234
Anthem, Inc.	911	119,651
Baxter International, Inc.	1,910	91,718
Becton Dickinson & Co.	738	129,888
Biogen, Inc.*	762	220,927
Boston Scientific Corp.*	4,703	114,189
Bristol-Myers Squibb Co.	5,822	435,544
C.R. Bard, Inc.	256	57,275
Cardinal Health, Inc.	1,148	95,973
Celgene Corp.*	2,692	302,015
Centene Corp.*	590	41,625
Cerner Corp.*	1,055	65,821
CIGNA Corp.	891	114,903
Danaher Corp.	2,084	169,721
DaVita Healthcare Partners, Inc.*	577	44,741
DENTSPLY Sirona, Inc.	841	53,858
Edwards Lifesciences Corp.*	747	85,546
Eli Lilly & Co.	3,395	281,412
ENDO International PLC*	735	12,760
Express Scripts Holding, Inc.*	2,209	168,039
Gilead Sciences, Inc.	4,608	366,198
HCA Holdings, Inc.*	1,065	82,143
Henry Schein, Inc.*	284	51,398
Hologic, Inc.*	862	33,178
Humana, Inc.	516	89,036
Illumina, Inc.*	512	85,171
Intuitive Surgical, Inc.*	129	89,753
Johnson & Johnson	9,577	1,199,327
Laboratory Corp. of America Holdings*	359	50,102
Mallinckrodt PLC*	389	26,195
McKesson Corp.	756	147,087
Medtronic PLC	4,905	429,825
Merck & Co., Inc.	9,632	565,013
Mylan NV*	1,450	67,846
Patterson Cos., Inc.	291	14,364
PerkinElmer, Inc.	382	21,743
Perrigo Co. PLC	510	46,609
Pfizer, Inc.	21,098	778,305
Quest Diagnostics, Inc.	507	43,785
Regeneron Pharmaceuticals, Inc.*	271	115,208
St. Jude Medical, Inc.	998	82,874
Stryker Corp.	1,092	126,978
Thermo Fisher Scientific, Inc.	1,381	219,359
UnitedHealth Group, Inc.	3,316	474,850
Universal Health Services, Class B	314	40,672
Varian Medical Systems, Inc.*	332	31,454
Vertex Pharmaceuticals, Inc.*	858	83,226
Waters Corp.*	282	44,818
Zimmer Biomet Holdings, Inc.	623	81,700
Zoetis, Inc.	1,595	80,500
		9,924,969

Industrials 9.9%
3M Co.	2,109	376,161
Acuity Brands, Inc.	155	40,677
Alaska Air Group, Inc.	466	31,325
Allegion PLC	339	24,540
American Airlines Group, Inc.	1,967	69,829
AMETEK, Inc.	828	38,941
C.H. Robinson Worldwide, Inc.	499	34,740
Caterpillar, Inc.	2,031	168,087
Cintas Corp.	312	33,468
CSX Corp.	3,359	95,160
Cummins, Inc.	565	69,365
D&B Corp.	127	16,415
Deere & Co.	1,044	81,129
Delta Air Lines, Inc.	2,715	105,205
Dover Corp.	540	38,572
Eaton Corp. PLC	1,600	101,456
Emerson Electric Co.	1,725	96,427
Equifax, Inc.	418	55,368
Expeditors International of Washington, Inc.	634	31,339
Fastenal Co.	1,005	42,964
FedEx Corp.	838	135,672
Flowserve Corp.	453	21,676
Fluor Corp.	483	25,850
Fortive Corp.*	1,041	50,187
Fortune Brands Home & Security, Inc.	517	32,711
General Dynamics Corp.	983	144,393
General Electric Co.	32,003	996,573
Honeywell International, Inc.	2,653	308,623
Illinois Tool Works, Inc.	1,141	131,672
Ingersoll-Rand PLC	895	59,303
J.B. Hunt Transport Services, Inc.	310	25,770
Jacobs Engineering Group, Inc.*	436	23,335
Kansas City Southern Industries, Inc.	378	36,330
L-3 Communications Holdings, Inc.	271	41,092
Lockheed Martin Corp.	915	231,248
Masco Corp.	1,164	42,462
Nielsen Holdings PLC	1,261	67,917
Norfolk Southern Corp.	1,039	93,281
Northrop Grumman Corp.	630	136,477
PACCAR, Inc.	1,225	72,238
Parker Hannifin Corp.	471	53,783
Pentair PLC	644	41,100
Pitney Bowes, Inc.	700	13,517
Quanta Services, Inc.*	568	14,541
Raytheon Co.	1,042	145,390
Republic Services, Inc., Class A	829	42,495
Robert Half International, Inc.	456	16,662
Rockwell Automation, Inc.	457	52,281
Rockwell Collins, Inc.	464	39,264
Roper Technologies, Inc.	352	59,967
Ryder System, Inc.	186	12,257
Snap-on, Inc.	201	31,591
Southwest Airlines Co.	2,225	82,347
Stanley Black & Decker, Inc.	532	64,744
Stericycle, Inc.*	300	27,081
Textron, Inc.	945	36,855
The Boeing Co.	2,071	276,810
TransDigm Group, Inc.*	207	57,861
Tyco International PLC	1,481	67,489
Union Pacific Corp.	2,951	274,592
United Continental Holdings, Inc.*	1,139	53,408
United Parcel Service, Inc., Class B	2,407	260,197
United Rentals, Inc.*	316	25,176
United Technologies Corp.	2,713	292,054
Verisk Analytics, Inc.*	538	45,881
W.W. Grainger, Inc.	197	43,113
Waste Management, Inc.	1,450	95,874
Xylem, Inc.	640	30,598
		6,484,906

Information Technology 20.4%
Accenture PLC	2,189	246,941
Activision Blizzard, Inc.	1,769	71,043
Adobe Systems, Inc.*	1,737	169,983

See accompanying notes to schedule of portfolio investments.

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS^, Continued
Information Technology, continued
Akamai Technologies, Inc.*	621	31,379
Alliance Data Systems Corp.*	207	47,945
Alphabet, Inc., Class A*	1,020	807,167
Alphabet, Inc., Class C*	1,035	795,698
Amphenol Corp., Class A	1,074	63,924
Analog Devices, Inc.	1,081	69,000
Apple, Inc.	19,057	1,985,931
Applied Materials, Inc.	3,728	98,009
Autodesk, Inc.*	785	46,668
Automatic Data Processing, Inc.	1,595	141,875
Broadcom, Ltd.	1,292	209,278
CA, Inc.	1,035	35,863
Cisco Systems, Inc.	17,553	535,894
Citrix Systems, Inc.*	536	47,774
Cognizant Technology Solutions Corp.*	2,124	122,109
Corning, Inc.	3,728	82,836
CSRA, Inc.	493	13,272
eBay, Inc.*	3,625	112,955
Electronic Arts, Inc.*	1,078	82,273
EMC Corp.	6,791	192,049
F5 Networks, Inc.*	239	29,497
Facebook, Inc.*	8,078	1,001,187
Fidelity National Information Services, Inc.	962	76,508
First Solar, Inc.*	273	12,744
Fiserv, Inc.*	776	85,639
FLIR Systems, Inc.	479	15,606
Global Payments, Inc.	517	38,599
Harris Corp.	442	38,286
Hewlett-Packard Co.	5,722	120,276
HP, Inc.	6,022	84,368
Intel Corp.	16,479	574,458
International Business Machines Corp.	3,083	495,191
Intuit, Inc.	895	99,336
Juniper Networks, Inc.	1,247	28,294
KLA-Tencor Corp.	542	41,035
Lam Research Corp.	558	50,092
Linear Technology Corp.	834	50,032
MasterCard, Inc., Class A	3,324	316,578
Microchip Technology, Inc.	725	40,339
Micron Technology, Inc.*	3,618	49,711
Microsoft Corp.	27,369	1,551,275
Motorola Solutions, Inc.	553	38,367
NetApp, Inc.	1,007	26,534
NVIDIA Corp.	1,782	101,752
Oracle Corp.	10,771	442,042
Paychex, Inc.	1,119	66,334
PayPal Holdings, Inc.*	3,880	144,491
Qorvo, Inc.*	449	28,390
Qualcomm, Inc.	5,075	317,594
Red Hat, Inc.*	636	47,884
Salesforce.com, Inc.*	2,199	179,878
Seagate Technology PLC	1,035	33,151
Skyworks Solutions, Inc.	673	44,431
Symantec Corp.	2,092	42,740
TE Connectivity, Ltd.	1,242	74,868
Teradata Corp.*	469	13,310
Texas Instruments, Inc.	1,005	70,099
Total System Services, Inc.	600	30,552
VeriSign, Inc.*	335	29,014
Visa, Inc., Class A	6,628	517,316
Western Digital Corp.	990	47,035
Western Union Co.	1,750	35,000
Xerox Corp.	3,359	34,598
Xilinx, Inc.	890	45,461
Yahoo!, Inc.*	3,037	115,983
		13,335,741

Materials 2.9%
Air Products & Chemicals, Inc.	676	101,008
Albemarle Corp.	362	30,470
Alcoa, Inc.	4,623	49,096
Avery Dennison Corp.	311	24,224
Ball Corp.	569	40,211
CF Industries Holdings, Inc.	823	20,312
E.I. Du Pont de Nemours & Co.	3,039	210,207
Eastman Chemical Co.	524	34,181
Ecolab, Inc.	929	109,975
FMC Corp.	474	22,534
Freeport-McMoRan, Inc.	4,366	56,583
International Flavors & Fragrances, Inc.	278	37,044
International Paper Co.	1,450	66,425
LyondellBasell Industries NV, Class A	1,205	90,688
Martin Marietta Materials, Inc.	223	45,191
Monsanto Co.	1,535	163,892
Newmont Mining Corp.	1,867	82,149
Nucor Corp.	1,108	59,433
Owens-Illinois, Inc.*	568	10,673
PPG Industries, Inc.	932	97,590
Praxair, Inc.	993	115,724
Sealed Air Corp.	683	32,224
Sherwin-Williams Co.	273	81,826
The Dow Chemical Co.	3,896	209,097
The Mosaic Co.	1,229	33,183
Vulcan Materials Co.	470	58,271
WestRock Co.	885	37,975
		1,920,186

Telecommunication Services 2.8%
AT&T, Inc.	21,439	928,095
CenturyLink, Inc.	1,896	59,610
Frontier Communications Corp.	4,132	21,486
Level 3 Communications, Inc.*	1,007	50,954
Verizon Communications, Inc.	14,211	787,432
		1,847,577

Utilities 3.5%
AES Corp.	2,301	28,418
Alliant Energy Corp.	725	29,181
Ameren Corp.	857	44,941
American Electric Power Co., Inc.	1,712	118,642
American Water Works Co., Inc.	621	51,282
CenterPoint Energy, Inc.	1,519	36,334
CMS Energy Corp.	978	44,186
Consolidated Edison, Inc.	1,023	81,922
Dominion Resources, Inc.	2,079	162,204
DTE Energy Co.	625	60,950
Duke Energy Corp.	2,400	205,415
Edison International	1,139	88,136
Entergy Corp.	622	50,625
Eversource Energy	1,106	64,690
Exelon Corp.	3,208	119,594
FirstEnergy Corp.	1,491	52,066
NextEra Energy, Inc.	1,606	206,033
NiSource, Inc.	1,140	29,252
NRG Energy, Inc.	1,117	15,459
PG&E Corp.	1,718	109,849
Pinnacle West Capital Corp.	389	30,680
PPL Corp.	2,350	88,619
Public Service Enterprise Group, Inc.	1,765	81,208
SCANA Corp.	505	37,845
Sempra Energy	822	91,965

See accompanying notes to schedule of portfolio investments.

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS^, Concluded
Utilities, continued
Southern Co.	3,221	172,324
WEC Energy Group, Inc.	1,100	71,401
Xcel Energy, Inc.	1,770	77,844
		2,251,065

TOTAL COMMON STOCKS (Cost $59,895,363)		65,409,384

TOTAL INVESTMENTS (Cost $59,895,363) — 100.2%		65,409,384
Other Net Assets (Liabilities):
Written Call Options (0.9)%		(609,932)
Other Net Assets 0.7%		461,173
Total Other Net Assets (Liabilities) (0.2)%		(148,759)
NET ASSETS 100.0%		$65,260,625

^	All or a portion of these investments are held as collateral for the written call options. As of July 31, 2016, the total fair value of securities held as collateral for the written call options is $59,774,388.
*	Non-income producing security

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of July 31, 2016:
	Value	% of Net Assets
Information Technology	$13,335,741	20.4%
Financials	10,335,515	15.8%
Health Care	9,924,969	15.3%
Consumer Discretionary	8,107,472	12.4%
Consumer Staples	6,637,570	10.2%
Industrials	6,484,906	9.9%
Energy	4,564,383	7.0%
Utilities	2,251,065	3.5%
Materials	1,920,186	2.9%
Telecommunication Services	1,847,577	2.8%
Written Call Options	(609,932)	(0.9)%
Other Net Assets	461,173	0.7%
Total	$65,260,625	100.0%

See accompanying notes to schedule of portfolio investments

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.9)%
(17)	3M Co., Strike @ 185.00 Exp 8/19/16	(153)
(51)	Abbott Laboratories, Strike @ 44.00 Exp 8/19/16	(6,119)
(40)	AbbVie, Inc., Strike @ 65.00 Exp 8/19/16	(7,379)
(21)	Accenture PLC, Strike @ 120.00 Exp 8/19/16	(210)
(17)	Activision Blizzard, Inc., Strike @ 45.00 Exp 8/19/16	(357)
(1)	Acuity Brands, Inc., Strike @ 270.00 Exp 8/19/16	(240)
(14)	Adobe Systems, Inc., Strike @ 100.00 Exp 8/19/16	(1,022)
(2)	Advance Auto Parts, Inc., Strike @ 175.00 Exp 8/19/16	(680)
(18)	AES Corp., Strike @ 13.00 Exp 8/19/16	(180)
(10)	Aetna, Inc., Strike @ 125.00 Exp 8/19/16	(265)
(1)	Affiliated Managers Group, Strike @ 155.00 Exp 8/19/16	(158)
(14)	AFLAC, Inc., Strike @ 75.00 Exp 8/19/16	(168)
(7)	Agilent Technologies, Inc., Strike @ 47.50 Exp 8/19/16	(1,026)
(6)	Air Products & Chemicals, Inc., Strike @ 155.00 Exp 8/19/16	(210)
(2)	Alaska Air Group, Inc., Strike @ 65.00 Exp 8/19/16	(595)
(3)	Albemarle Corp., Strike @ 92.50 Exp 8/19/16	(165)
(25)	Alcoa, Inc., Strike @ 11.00 Exp 8/19/16	(375)
(7)	Alexion Pharmaceuticals, Inc., Strike @ 135.00 Exp 8/19/16	(1,015)
(13)	Allergan PLC, Strike @ 260.00 Exp 8/19/16	(5,459)
(2)	Alliance Data Systems Corp., Strike @ 230.00 Exp 8/19/16	(1,560)
(7)	Allstate Corp., Strike @ 70.00 Exp 8/19/16	(753)
(10)	Alphabet, Inc., Class A, Strike @ 780.00 Exp 8/19/16	(19,199)
(10)	Alphabet, Inc., Class C, Strike @ 760.00 Exp 8/19/16	(16,549)
(41)	Altria Group, Inc., Strike @ 70.00 Exp 8/19/16	(513)
(13)	Amazon.com, Inc., Strike @ 805.00 Exp 8/19/16	(1,853)
(8)	Ameren Corp., Strike @ 55.00 Exp 8/19/16	(200)
(15)	American Airlines Group, Inc., Strike @ 38.00 Exp 8/19/16	(540)
(9)	American Electric Power Co., Inc., Strike @ 70.00 Exp 8/19/16	(383)
(17)	American Express Co., Strike @ 65.00 Exp 8/19/16	(1,309)
(23)	American International Group, Inc., Strike @ 55.00 Exp 8/19/16	(2,001)
(14)	American Tower Corp., Strike @ 120.00 Exp 8/19/16	(455)
(6)	American Water Works Co., Inc., Strike @ 85.00 Exp 8/19/16	(360)
(5)	Ameriprise Financial, Inc., Strike @ 100.00 Exp 8/19/16	(150)
(6)	AmerisourceBergen Corp., Strike @ 90.00 Exp 8/19/16	(270)
(8)	AMETEK, Inc., Strike @ 50.00 Exp 8/19/16	(200)
(26)	Amgen, Inc., Strike @ 170.00 Exp 8/19/16	(9,294)
(7)	Amphenol Corp., Class A, Strike @ 60.00 Exp 8/19/16	(455)
(17)	Anadarko Petroleum Corp., Strike @ 60.00 Exp 8/19/16	(425)
(10)	Analog Devices, Inc., Strike @ 62.50 Exp 8/19/16	(2,549)
(5)	Anthem, Inc., Strike @ 135.00 Exp 8/19/16	(558)
(9)	AON PLC, Strike @ 115.00 Exp 8/19/16	(135)
(10)	Apache Corp., Strike @ 60.00 Exp 8/19/16	(140)
(114)	Apple, Inc., Strike @ 100.00 Exp 8/19/16	(49,304)
(25)	Applied Materials, Inc., Strike @ 27.00 Exp 8/19/16	(1,225)
(14)	Archer-Daniels-Midland Co., Strike @ 45.00 Exp 8/19/16	(1,456)
(4)	Arthur J. Gallagher & Co., Strike @ 50.00 Exp 8/19/16	(150)
(2)	Assurant, Inc., Strike @ 92.50 Exp 8/19/16	(50)
(214)	AT&T, Inc., Strike @ 44.00 Exp 8/19/16	(4,065)
(6)	Autodesk, Inc., Strike @ 60.00 Exp 8/19/16	(747)
(2)	AutoNation, Inc., Strike @ 52.50 Exp 8/19/16	(375)
(1)	AutoZone, Inc., Strike @ 830.00 Exp 8/19/16	(580)
(4)	AvalonBay Communities, Inc., Strike @ 190.00 Exp 8/19/16	(450)
(2)	Avery Dennison Corp., Strike @ 75.00 Exp 8/19/16	(615)
(14)	Baker Hughes, Inc., Strike @ 50.00 Exp 8/19/16	(945)
(5)	Ball Corp., Strike @ 75.00 Exp 8/19/16	(225)
(243)	Bank of America Corp., Strike @ 14.00 Exp 8/19/16	(15,065)
(30)	Bank of New York Mellon Corp., Strike @ 41.00 Exp 8/19/16	(495)
(12)	Baxter International, Inc., Strike @ 47.50 Exp 8/19/16	(1,236)
(27)	BB&T Corp., Strike @ 38.00 Exp 8/19/16	(351)
(7)	Becton Dickinson & Co., Strike @ 180.00 Exp 8/19/16	(1,033)
(5)	Bed Bath & Beyond, Inc., Strike @ 47.50 Exp 8/19/16	(105)
(64)	Berkshire Hathaway, Inc., Class B, Strike @ 150.00 Exp 8/19/16	(1,408)
(9)	Best Buy Co., Inc., Strike @ 33.00 Exp 8/19/16	(990)
(6)	Biogen, Inc., Strike @ 275.00 Exp 8/19/16	(10,919)
(4)	BlackRock, Inc., Class A, Strike @ 370.00 Exp 8/19/16	(1,580)
(4)	BorgWarner, Inc., Strike @ 32.50 Exp 8/19/16	(560)
(5)	Boston Properties, Inc., Strike @ 140.00 Exp 8/19/16	(1,775)
(47)	Boston Scientific Corp., Strike @ 25.00 Exp 8/19/16	(870)

See accompanying notes to schedule of portfolio investments

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (continued)
(58)	Bristol-Myers Squibb Co., Strike @ 80.00 Exp 8/19/16	(754)
(12)	Broadcom, Ltd., Strike @ 170.00 Exp 8/19/16	(1,410)
(2)	C.R. Bard, Inc., Strike @ 240.00 Exp 8/19/16	(95)
(7)	CA, Inc., Strike @ 35.00 Exp 8/19/16	(245)
(15)	Cabot Oil & Gas Corp., Strike @ 27.00 Exp 8/19/16	(338)
(4)	Campbell Soup Co., Strike @ 67.50 Exp 8/19/16	(30)
(17)	Capital One Financial Corp., Strike @ 72.50 Exp 8/19/16	(136)
(11)	Cardinal Health, Inc., Strike @ 85.00 Exp 8/19/16	(1,238)
(6)	CarMax, Inc., Strike @ 57.50 Exp 8/19/16	(1,155)
(15)	Carnival Corp., Class A, Strike @ 48.00 Exp 8/19/16	(600)
(14)	Caterpillar, Inc., Strike @ 82.50 Exp 8/19/16	(2,491)
(9)	CBRE Group, Inc., Class A, Strike @ 29.00 Exp 8/19/16	(383)
(14)	CBS Corp., Class B, Strike @ 60.00 Exp 8/19/16	(84)
(15)	Celgene Corp., Strike @ 105.00 Exp 8/19/16	(11,587)
(5)	Centene Corp., Strike @ 77.50 Exp 8/19/16	(50)
(8)	CenterPoint Energy, Inc., Strike @ 24.00 Exp 8/19/16	(320)
(18)	CenturyLink, Inc., Strike @ 33.00 Exp 8/19/16	(585)
(7)	Cerner Corp., Strike @ 62.50 Exp 8/19/16	(1,435)
(8)	CF Industries Holdings, Inc., Strike @ 30.00 Exp 8/19/16	(80)
(65)	Chevron Corp., Strike @ 110.00 Exp 8/19/16	(228)
(1)	Chipotle Mexican Grill, Inc., Strike @ 445.00 Exp 8/19/16	(315)
(4)	Church & Dwight Co., Inc., Strike @ 105.00 Exp 8/19/16	(150)
(5)	CIGNA Corp., Strike @ 135.00 Exp 8/19/16	(450)
(2)	Cimarex Energy Co., Strike @ 125.00 Exp 8/19/16	(405)
(5)	Cincinnati Financial Corp., Strike @ 80.00 Exp 8/19/16	(100)
(2)	Cintas Corp., Strike @ 100.00 Exp 8/19/16	(1,530)
(175)	Cisco Systems, Inc., Strike @ 31.00 Exp 8/19/16	(9,887)
(101)	Citigroup, Inc., Strike @ 47.50 Exp 8/19/16	(505)
(18)	Citizens Financial Group, Strike @ 22.50 Exp 8/19/16	(720)
(5)	Citrix Systems, Inc., Strike @ 90.00 Exp 8/19/16	(738)
(4)	Clorox Co., Strike @ 140.00 Exp 8/19/16	(70)
(11)	CME Group, Inc., Strike @ 105.00 Exp 8/19/16	(523)
(6)	CMS Energy Corp., Strike @ 45.00 Exp 8/19/16	(360)
(9)	Coach, Inc., Strike @ 45.00 Exp 8/19/16	(743)
(18)	Cognizant Technology Solutions Corp., Strike @ 60.00 Exp 8/19/16	(1,485)
(16)	Colgate-Palmolive Co., Strike @ 75.00 Exp 8/19/16	(1,008)
(83)	Comcast Corp., Class A, Strike @ 70.00 Exp 8/19/16	(996)
(6)	Comerica, Inc., Strike @ 47.00 Exp 8/19/16	(261)
(3)	Concho Resources, Inc., Strike @ 130.00 Exp 8/19/16	(533)
(43)	ConocoPhillips, Inc., Strike @ 46.00 Exp 8/19/16	(258)
(7)	Consolidated Edison, Inc., Strike @ 80.00 Exp 8/19/16	(893)
(4)	Constellation Brands, Inc., Class A, Strike @ 165.00 Exp 8/19/16	(970)
(26)	Corning, Inc., Strike @ 22.00 Exp 8/19/16	(1,378)
(15)	Costco Wholesale Corp., Strike @ 170.00 Exp 8/19/16	(1,395)
(6)	Crown Castle International Corp., Strike @ 100.00 Exp 8/19/16	(240)
(33)	CSX Corp., Strike @ 30.00 Exp 8/19/16	(297)
(5)	Cummins, Inc., Strike @ 125.00 Exp 8/19/16	(1,400)
(37)	CVS Health Corp., Strike @ 100.00 Exp 8/19/16	(278)
(1)	D&B Corp., Strike @ 130.00 Exp 8/19/16	(350)
(11)	D.R. Horton, Inc., Strike @ 36.00 Exp 8/19/16	(39)
(16)	Danaher Corp., Strike @ 82.50 Exp 8/19/16	(960)
(4)	Darden Restaurants, Inc., Strike @ 65.00 Exp 8/19/16	(120)
(5)	DaVita Healthcare Partners, Inc., Strike @ 80.00 Exp 8/19/16	(200)
(10)	Deere & Co., Strike @ 87.50 Exp 8/19/16	(100)
(7)	Delphi Automotive PLC, Strike @ 70.00 Exp 8/19/16	(735)
(27)	Delta Air Lines, Inc., Strike @ 43.00 Exp 8/19/16	(378)
(6)	DENTSPLY Sirona, Inc., Strike @ 65.00 Exp 8/19/16	(540)
(17)	Devon Energy Corp., Strike @ 42.00 Exp 8/19/16	(859)
(2)	Diamond Offshore Drilling, Inc., Strike @ 27.50 Exp 8/19/16	(25)
(4)	Digital Realty Trust, Inc., Strike @ 110.00 Exp 8/19/16	(170)
(14)	Discover Financial Services, Inc., Class A, Strike @ 60.00 Exp 8/19/16	(105)
(5)	Discovery Communications, Inc., Class A, Strike @ 27.50 Exp 8/19/16	(88)
(5)	Discovery Communications, Inc., Class C, Strike @ 25.00 Exp 8/19/16	(313)
(10)	Dollar General Corp., Strike @ 95.00 Exp 8/19/16	(1,400)
(8)	Dollar Tree, Inc., Strike @ 100.00 Exp 8/19/16	(320)
(20)	Dominion Resources, Inc., Strike @ 80.00 Exp 8/19/16	(850)
(4)	Dover Corp., Strike @ 75.00 Exp 8/19/16	(160)
(5)	Dr. Pepper Snapple Group, Inc., Strike @ 100.00 Exp 8/19/16	(413)

See accompanying notes to schedule of portfolio investments

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (continued)
(6)	DTE Energy Co., Strike @ 100.00 Exp 8/19/16	(330)
(24)	Duke Energy Corp., Strike @ 87.50 Exp 8/19/16	(840)
(9)	E*Trade Financial Corp., Strike @ 27.00 Exp 8/19/16	(117)
(30)	E.I. Du Pont de Nemours & Co., Strike @ 70.00 Exp 8/19/16	(1,995)
(5)	Eastman Chemical Co., Strike @ 75.00 Exp 8/19/16	(25)
(11)	Eaton Corp. PLC, Strike @ 65.00 Exp 8/19/16	(715)
(36)	eBay, Inc., Strike @ 28.00 Exp 8/19/16	(11,519)
(9)	Ecolab, Inc., Strike @ 125.00 Exp 8/19/16	(315)
(11)	Edison International, Strike @ 80.00 Exp 8/19/16	(248)
(7)	Edwards Lifesciences Corp., Strike @ 115.00 Exp 8/19/16	(1,715)
(10)	Electronic Arts, Inc., Strike @ 82.50 Exp 8/19/16	(775)
(32)	Eli Lilly & Co., Strike @ 82.50 Exp 8/19/16	(4,495)
(44)	EMC Corp., Strike @ 28.00 Exp 8/19/16	(2,442)
(16)	Emerson Electric Co., Strike @ 57.50 Exp 8/19/16	(720)
(5)	ENDO International PLC, Strike @ 20.00 Exp 8/19/16	(325)
(6)	Entergy Corp., Strike @ 82.50 Exp 8/19/16	(390)
(19)	EOG Resources, Inc., Strike @ 90.00 Exp 8/19/16	(352)
(2)	Equinix, Inc., Strike @ 400.00 Exp 8/19/16	(335)
(5)	Equities Corp., Strike @ 80.00 Exp 8/19/16	(100)
(2)	Essex Property Trust, Inc., Strike @ 240.00 Exp 8/19/16	(480)
(6)	Estee Lauder Cos., Class A, Strike @ 97.50 Exp 8/19/16	(420)
(11)	Eversource Energy, Strike @ 60.00 Exp 8/19/16	(385)
(20)	Exelon Corp., Strike @ 37.00 Exp 8/19/16	(1,550)
(3)	Expedia, Inc., Strike @ 120.00 Exp 8/19/16	(345)
(22)	Express Scripts Holding, Inc., Strike @ 82.50 Exp 8/19/16	(55)
(4)	Extra Space Storage, Inc., Strike @ 95.00 Exp 8/19/16	(120)
(2)	F5 Networks, Inc., Strike @ 125.00 Exp 8/19/16	(458)
(80)	Facebook, Inc., Strike @ 125.00 Exp 8/19/16	(13,959)
(10)	Fastenal Co., Strike @ 45.00 Exp 8/19/16	(100)
(2)	Federal Realty Investment Trust, Strike @ 170.00 Exp 8/19/16	(570)
(7)	FedEx Corp., Strike @ 165.00 Exp 8/19/16	(826)
(9)	Fidelity National Information Services, Inc., Strike @ 80.00 Exp 8/19/16	(855)
(18)	Fifth Third BanCorp, Strike @ 19.00 Exp 8/19/16	(675)
(2)	First Solar, Inc., Strike @ 52.50 Exp 8/19/16	(112)
(12)	FirstEnergy Corp., Strike @ 37.00 Exp 8/19/16	(120)
(7)	Fiserv, Inc., Strike @ 115.00 Exp 8/19/16	(508)
(4)	FLIR Systems, Inc., Strike @ 34.00 Exp 8/19/16	(70)
(3)	Flowserve Corp., Strike @ 50.00 Exp 8/19/16	(135)
(3)	Fluor Corp., Strike @ 55.00 Exp 8/19/16	(278)
(4)	FMC Corp., Strike @ 52.50 Exp 8/19/16	(180)
(3)	Foot Locker, Inc., Strike @ 60.00 Exp 8/19/16	(525)
(5)	Fortune Brands Home & Security, Inc., Strike @ 65.00 Exp 8/19/16	(250)
(7)	Franklin Resources, Inc., Strike @ 35.00 Exp 8/19/16	(998)
(28)	Freeport-McMoRan, Inc., Strike @ 14.00 Exp 8/19/16	(784)
(7)	Gap, Inc., Strike @ 25.00 Exp 8/19/16	(1,089)
(4)	Garmin, Ltd., Strike @ 47.50 Exp 8/19/16	(2,770)
(7)	General Dynamics Corp., Strike @ 145.00 Exp 8/19/16	(2,380)
(171)	General Electric Co., Strike @ 33.00 Exp 8/19/16	(428)
(16)	General Growth Properties, Inc., Strike @ 32.00 Exp 8/19/16	(1,240)
(12)	General Mills, Inc., Strike @ 72.50 Exp 8/19/16	(984)
(49)	General Motors Co., Strike @ 32.00 Exp 8/19/16	(1,936)
(4)	Genuine Parts Co., Strike @ 105.00 Exp 8/19/16	(150)
(33)	Gilead Sciences, Inc., Strike @ 90.00 Exp 8/19/16	(264)
(4)	Global Payments, Inc., Strike @ 80.00 Exp 8/19/16	(130)
(13)	Goldman Sachs Group, Inc., Strike @ 170.00 Exp 8/19/16	(228)
(9)	Goodyear Tire & Rubber Co., Strike @ 28.00 Exp 8/19/16	(945)
(6)	H&R Block, Inc., Strike @ 25.00 Exp 8/19/16	(75)
(29)	Halliburton Co., Strike @ 49.00 Exp 8/19/16	(116)
(13)	Hanesbrands, Inc., Strike @ 29.00 Exp 8/19/16	(325)
(6)	Harley-Davidson, Inc., Strike @ 52.50 Exp 8/19/16	(1,419)
(2)	Harman International Industries, Inc., Strike @ 85.00 Exp 8/19/16	(565)
(4)	Harris Corp., Strike @ 90.00 Exp 8/19/16	(320)
(13)	Hartford Financial Services Group, Strike @ 46.00 Exp 8/19/16	(72)
(10)	HCA Holdings, Inc., Strike @ 82.50 Exp 8/19/16	(150)
(8)	HCP, Inc., Strike @ 37.50 Exp 8/19/16	(1,440)
(2)	Helmerich & Payne, Inc., Strike @ 70.00 Exp 8/19/16	(20)
(2)	Henry Schein, Inc., Strike @ 190.00 Exp 8/19/16	(190)

See accompanying notes to schedule of portfolio investments

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (continued)
(9)	Hess Corp., Strike @ 62.50 Exp 8/19/16	(81)
(57)	Hewlett-Packard Co., Strike @ 21.00 Exp 8/19/16	(4,559)
(7)	Hologic, Inc., Strike @ 38.00 Exp 8/19/16	(753)
(15)	Honeywell International, Inc., Strike @ 120.00 Exp 8/19/16	(315)
(13)	Host Hotels & Resorts, Inc., Strike @ 17.00 Exp 8/19/16	(1,300)
(35)	HP, Inc., Strike @ 14.00 Exp 8/19/16	(1,173)
(5)	Humana, Inc., Strike @ 185.00 Exp 8/19/16	(800)
(11)	Illinois Tool Works, Inc., Strike @ 115.00 Exp 8/19/16	(2,063)
(4)	Illumina, Inc., Strike @ 160.00 Exp 8/19/16	(3,379)
(7)	Ingersoll-Rand PLC, Strike @ 70.00 Exp 8/19/16	(140)
(130)	Intel Corp., Strike @ 36.00 Exp 8/19/16	(1,170)
(3)	Intercontinental Exchange, Inc., Strike @ 270.00 Exp 8/19/16	(878)
(29)	International Business Machines Corp., Strike @ 165.00 Exp 8/19/16	(1,204)
(2)	International Flavors & Fragrances, Inc., Strike @ 135.00 Exp 8/19/16	(520)
(14)	International Paper Co., Strike @ 47.00 Exp 8/19/16	(322)
(8)	Intuit, Inc., Strike @ 120.00 Exp 8/19/16	(120)
(1)	Intuitive Surgical, Inc., Strike @ 720.00 Exp 8/19/16	(280)
(9)	Invesco, Ltd., Strike @ 28.00 Exp 8/19/16	(1,260)
(8)	Iron Mountain, Inc., Strike @ 42.50 Exp 8/19/16	(300)
(3)	J.B. Hunt Transport Services, Inc., Strike @ 90.00 Exp 8/19/16	(60)
(4)	Jacobs Engineering Group, Inc., Strike @ 55.00 Exp 8/19/16	(320)
(74)	Johnson & Johnson, Strike @ 125.00 Exp 8/19/16	(8,361)
(22)	Johnson Controls, Inc., Strike @ 46.00 Exp 8/19/16	(1,265)
(89)	JPMorgan Chase & Co., Strike @ 65.00 Exp 8/19/16	(4,538)
(9)	Juniper Networks, Inc., Strike @ 24.00 Exp 8/19/16	(77)
(3)	Kansas City Southern Industries, Inc., Strike @ 100.00 Exp 8/19/16	(203)
(7)	Kellogg Co., Strike @ 90.00 Exp 8/19/16	(280)
(20)	KeyCorp, Strike @ 12.00 Exp 8/19/16	(250)
(62)	Kinder Morgan, Inc., Strike @ 22.00 Exp 8/19/16	(341)
(5)	KLA-Tencor Corp., Strike @ 77.50 Exp 8/19/16	(1,200)
(6)	Kohl's Corp., Strike @ 42.50 Exp 8/19/16	(810)
(8)	L Brands, Inc., Strike @ 73.00 Exp 8/19/16	(1,920)
(2)	L-3 Communications Holdings, Inc., Strike @ 155.00 Exp 8/19/16	(165)
(3)	Laboratory Corp. of America Holdings, Strike @ 140.00 Exp 8/19/16	(503)
(5)	Lam Research Corp., Strike @ 92.50 Exp 8/19/16	(475)
(3)	Legg Mason, Inc., Strike @ 34.00 Exp 8/19/16	(278)
(4)	Leggett & Platt, Inc., Strike @ 55.00 Exp 8/19/16	(80)
(5)	Lennar Corp., Class A, Strike @ 50.00 Exp 8/19/16	(63)
(6)	Leucadia National Corp., Strike @ 18.00 Exp 8/19/16	(330)
(8)	Level 3 Communications, Inc., Strike @ 60.00 Exp 8/19/16	(40)
(6)	Lincoln National Corp., Strike @ 45.00 Exp 8/19/16	(483)
(6)	Linear Technology Corp., Strike @ 50.00 Exp 8/19/16	(6,209)
(10)	LKQ Corp., Strike @ 35.00 Exp 8/19/16	(425)
(9)	Lockheed Martin Corp., Strike @ 265.00 Exp 8/19/16	(338)
(30)	Lowe's Cos., Inc., Strike @ 85.00 Exp 8/19/16	(1,755)
(12)	LyondellBasell Industries NV, Class A, Strike @ 82.50 Exp 8/19/16	(150)
(5)	M&T Bank Corp., Strike @ 125.00 Exp 8/19/16	(63)
(10)	Macy's, Inc., Strike @ 38.00 Exp 8/19/16	(640)
(3)	Mallinckrodt PLC, Strike @ 70.00 Exp 8/19/16	(600)
(29)	Marathon Oil Corp., Strike @ 17.00 Exp 8/19/16	(116)
(18)	Marathon Petroleum Corp., Strike @ 40.00 Exp 8/19/16	(1,710)
(5)	Marriott International, Inc., Class A, Strike @ 72.50 Exp 8/19/16	(425)
(18)	Marsh & McLennan Cos., Inc., Strike @ 70.00 Exp 8/19/16	(135)
(2)	Martin Marietta Materials, Inc., Strike @ 210.00 Exp 8/19/16	(780)
(11)	Masco Corp., Strike @ 36.00 Exp 8/19/16	(1,100)
(33)	MasterCard, Inc., Class A, Strike @ 95.00 Exp 8/19/16	(5,015)
(11)	Mattel, Inc., Strike @ 35.00 Exp 8/19/16	(138)
(4)	McCormick & Co., Inc., Strike @ 110.00 Exp 8/19/16	(50)
(19)	McDonald's Corp., Strike @ 125.00 Exp 8/19/16	(162)
(4)	McKesson Corp., Strike @ 200.00 Exp 8/19/16	(380)
(5)	Mead Johnson Nutrition Co., Strike @ 95.00 Exp 8/19/16	(140)
(39)	Medtronic PLC, Strike @ 90.00 Exp 8/19/16	(858)
(54)	Merck & Co., Inc., Strike @ 60.00 Exp 8/19/16	(1,566)
(38)	MetLife, Inc., Strike @ 45.00 Exp 8/19/16	(779)
(5)	Michael Kors Holdings, Ltd., Strike @ 55.00 Exp 8/19/16	(688)
(5)	Microchip Technology, Inc., Strike @ 55.00 Exp 8/19/16	(1,025)
(30)	Micron Technology, Inc., Strike @ 14.00 Exp 8/19/16	(1,290)
(197)	Microsoft Corp., Strike @ 55.00 Exp 8/19/16	(37,331)

See accompanying notes to schedule of portfolio investments

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts	Value ($)
Written Call Options (continued)
(2)	Mohawk Industries, Inc., Strike @ 210.00 Exp 8/19/16	(1,010)
(6)	Molson Coors Brewing Co., Class B, Strike @ 105.00 Exp 8/19/16	(1,065)
(53)	Mondelez International, Inc., Strike @ 48.00 Exp 8/19/16	(186)
(15)	Monsanto Co., Strike @ 115.00 Exp 8/19/16	(1,170)
(4)	Monster Beverage Corp., Strike @ 170.00 Exp 8/19/16	(880)
(4)	Moody's Corp., Strike @ 105.00 Exp 8/19/16	(954)
(41)	Morgan Stanley, Strike @ 29.00 Exp 8/19/16	(1,845)
(4)	Motorola Solutions, Inc., Strike @ 70.00 Exp 8/19/16	(676)
(5)	Murphy Oil Corp., Strike @ 35.00 Exp 8/19/16	(38)
(10)	Mylan NV, Strike @ 47.50 Exp 8/19/16	(1,445)
(12)	National-Oilwell Varco, Inc., Strike @ 36.00 Exp 8/19/16	(198)
(11)	Navient Corp., Strike @ 15.00 Exp 8/19/16	(165)
(10)	NetApp, Inc., Strike @ 27.00 Exp 8/19/16	(630)
(11)	Netflix.com, Inc., Strike @ 105.00 Exp 8/19/16	(154)
(10)	Newell Rubbermaid, Inc., Strike @ 50.00 Exp 8/19/16	(2,974)
(6)	Newfield Exploration Co., Strike @ 49.00 Exp 8/19/16	(105)
(18)	Newmont Mining Corp., Strike @ 45.00 Exp 8/19/16	(1,971)
(12)	News Corp., Class A, Strike @ 13.00 Exp 8/19/16	(420)
(12)	NextEra Energy, Inc., Strike @ 130.00 Exp 8/19/16	(1,200)
(8)	Nielsen Holdings PLC, Strike @ 55.00 Exp 8/19/16	(300)
(46)	Nike, Inc., Class B, Strike @ 60.00 Exp 8/19/16	(161)
(11)	NiSource, Inc., Strike @ 27.00 Exp 8/19/16	(138)
(8)	Noble Energy, Inc., Strike @ 37.50 Exp 8/19/16	(340)
(3)	Nordstrom, Inc., Strike @ 42.50 Exp 8/19/16	(879)
(10)	Norfolk Southern Corp., Strike @ 95.00 Exp 8/19/16	(225)
(7)	Northern Trust Corp., Strike @ 70.00 Exp 8/19/16	(298)
(6)	Northrop Grumman Corp., Strike @ 230.00 Exp 8/19/16	(105)
(7)	NRG Energy, Inc., Strike @ 16.00 Exp 8/19/16	(70)
(11)	Nucor Corp., Strike @ 60.00 Exp 8/19/16	(44)
(11)	NVIDIA Corp., Strike @ 55.00 Exp 8/19/16	(4,619)
(26)	Occidental Petroleum Corp., Strike @ 80.00 Exp 8/19/16	(325)
(7)	Omnicom Group, Inc., Strike @ 85.00 Exp 8/19/16	(263)
(6)	ONEOK, Inc., Strike @ 50.00 Exp 8/19/16	(60)
(107)	Oracle Corp., Strike @ 43.00 Exp 8/19/16	(428)
(2)	O'Reilly Automotive, Inc., Strike @ 290.00 Exp 8/19/16	(1,040)
(4)	Owens-Illinois, Inc., Strike @ 19.00 Exp 8/19/16	(170)
(12)	PACCAR, Inc., Strike @ 57.50 Exp 8/19/16	(2,549)
(4)	Parker Hannifin Corp., Strike @ 120.00 Exp 8/19/16	(240)
(2)	Patterson Cos., Inc., Strike @ 50.00 Exp 8/19/16	(110)
(4)	Pentair PLC, Strike @ 65.00 Exp 8/19/16	(350)
(3)	PerkinElmer, Inc., Strike @ 60.00 Exp 8/19/16	(113)
(4)	Perrigo Co. PLC, Strike @ 100.00 Exp 8/19/16	(440)
(117)	Pfizer, Inc., Strike @ 37.00 Exp 8/19/16	(4,738)
(10)	PG&E Corp., Strike @ 65.00 Exp 8/19/16	(550)
(37)	Philip Morris International, Strike @ 105.00 Exp 8/19/16	(167)
(16)	Phillips 66, Strike @ 80.00 Exp 8/19/16	(400)
(4)	Pioneer Natural Resources Co., Strike @ 165.00 Exp 8/19/16	(1,280)
(6)	Pitney Bowes, Inc., Strike @ 20.00 Exp 8/19/16	(225)
(17)	PNC Financial Services Group, Strike @ 87.50 Exp 8/19/16	(136)
(1)	Polo Ralph Lauren Corp., Strike @ 105.00 Exp 8/19/16	(148)
(5)	PPG Industries, Inc., Strike @ 110.00 Exp 8/19/16	(113)
(20)	PPL Corp., Strike @ 38.00 Exp 8/19/16	(850)
(6)	Praxair, Inc., Strike @ 120.00 Exp 8/19/16	(240)
(9)	Principal Financial Group, Inc., Strike @ 47.00 Exp 8/19/16	(675)
(74)	Procter & Gamble Co., Strike @ 87.50 Exp 8/19/16	(3,995)
(17)	Progressive Corp., Strike @ 34.00 Exp 8/19/16	(170)
(11)	Prudential Financial, Inc., Strike @ 77.50 Exp 8/19/16	(979)
(4)	Public Storage, Strike @ 260.00 Exp 8/19/16	(90)
(8)	Pulte Group, Inc., Strike @ 21.00 Exp 8/19/16	(508)
(2)	PVH Corp., Strike @ 105.00 Exp 8/19/16	(210)
(4)	Qorvo, Inc., Strike @ 65.00 Exp 8/19/16	(990)
(50)	Qualcomm, Inc., Strike @ 57.50 Exp 8/19/16	(25,624)
(5)	Quanta Services, Inc., Strike @ 27.00 Exp 8/19/16	(163)
(3)	Quest Diagnostics, Inc., Strike @ 85.00 Exp 8/19/16	(623)
(6)	Range Resources Corp., Strike @ 48.00 Exp 8/19/16	(45)
(6)	Raytheon Co., Strike @ 140.00 Exp 8/19/16	(1,116)
(6)	Red Hat, Inc., Strike @ 77.50 Exp 8/19/16	(345)

See accompanying notes to schedule of portfolio investments

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts	Value ($)
Written Call Options (continued)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 395.00 Exp 8/19/16	(7,019)
(3)	Robert Half International, Inc., Strike @ 40.00 Exp 8/19/16	(38)
(4)	Rockwell Automation, Inc., Strike @ 125.00 Exp 8/19/16	(40)
(4)	Rockwell Collins, Inc., Strike @ 90.00 Exp 8/19/16	(30)
(3)	Roper Technologies, Inc., Strike @ 180.00 Exp 8/19/16	(60)
(10)	Ross Stores, Inc., Strike @ 60.00 Exp 8/19/16	(2,999)
(5)	Royal Caribbean Cruises, Ltd., Strike @ 75.00 Exp 8/19/16	(825)
(1)	Ryder System, Inc., Strike @ 72.50 Exp 8/19/16	(15)
(9)	S&P Global, Inc., Strike @ 120.00 Exp 8/19/16	(3,374)
(21)	Salesforce.com, Inc., Strike @ 85.00 Exp 8/19/16	(903)
(4)	SCANA Corp., Strike @ 75.00 Exp 8/19/16	(480)
(48)	Schlumberger, Ltd., Strike @ 82.50 Exp 8/19/16	(3,263)
(3)	Scripps Networks Interactive, Inc., Class A, Strike @ 70.00 Exp 8/19/16	(173)
(10)	Seagate Technology PLC, Strike @ 32.00 Exp 8/19/16	(1,350)
(4)	Sealed Air Corp., Strike @ 50.00 Exp 8/19/16	(60)
(6)	Sempra Energy, Strike @ 115.00 Exp 8/19/16	(360)
(2)	Sherwin-Williams Co., Strike @ 320.00 Exp 8/19/16	(20)
(2)	Signet Jewelers, Ltd., Strike @ 95.00 Exp 8/19/16	(140)
(10)	Simon Property Group, Inc., Strike @ 230.00 Exp 8/19/16	(1,700)
(6)	Skyworks Solutions, Inc., Strike @ 72.50 Exp 8/19/16	(105)
(2)	SL Green Realty Corp., Strike @ 110.00 Exp 8/19/16	(1,690)
(2)	Snap-on, Inc., Strike @ 170.00 Exp 8/19/16	(25)
(32)	Southern Co., Strike @ 55.00 Exp 8/19/16	(400)
(12)	Southwestern Energy Co., Strike @ 15.00 Exp 8/19/16	(678)
(22)	Spectra Energy Corp., Strike @ 38.00 Exp 8/19/16	(275)
(4)	Stanley Black & Decker, Inc., Strike @ 120.00 Exp 8/19/16	(1,130)
(50)	Starbucks Corp., Strike @ 60.00 Exp 8/19/16	(650)
(4)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 77.50 Exp 8/19/16	(492)
(8)	State Street Corp., Strike @ 57.50 Exp 8/19/16	(6,539)
(3)	Stericycle, Inc., Strike @ 115.00 Exp 8/19/16	(15)
(17)	SunTrust Banks, Inc., Strike @ 46.00 Exp 8/19/16	(119)
(20)	Symantec Corp., Strike @ 22.00 Exp 8/19/16	(240)
(29)	Synchrony Financial, Strike @ 30.00 Exp 8/19/16	(363)
(5)	T. Rowe Price Group, Inc., Strike @ 75.00 Exp 8/19/16	(50)
(16)	Target Corp., Strike @ 75.00 Exp 8/19/16	(2,472)
(6)	TE Connectivity, Ltd., Strike @ 60.00 Exp 8/19/16	(750)
(7)	TEGNA, Inc., Strike @ 26.00 Exp 8/19/16	(70)
(2)	Teradata Corp., Strike @ 27.50 Exp 8/19/16	(355)
(4)	Tesoro Corp., Strike @ 82.50 Exp 8/19/16	(298)
(10)	Texas Instruments, Inc., Strike @ 67.50 Exp 8/19/16	(2,714)
(7)	Textron, Inc., Strike @ 41.00 Exp 8/19/16	(119)
(14)	The Boeing Co., Strike @ 135.00 Exp 8/19/16	(1,659)
(41)	The Charles Schwab Corp., Strike @ 29.00 Exp 8/19/16	(1,640)
(23)	The Dow Chemical Co., Strike @ 52.50 Exp 8/19/16	(3,840)
(4)	The Hershey Co., Strike @ 115.00 Exp 8/19/16	(590)
(43)	The Home Depot, Inc., Strike @ 140.00 Exp 8/19/16	(7,180)
(14)	The Interpublic Group of Cos., Inc., Strike @ 25.00 Exp 8/19/16	(140)
(3)	The J.M. Smucker Co., Strike @ 155.00 Exp 8/19/16	(473)
(20)	The Kraft Heinz Co., Strike @ 92.50 Exp 8/19/16	(500)
(4)	The Macerich Co., Strike @ 90.00 Exp 8/19/16	(530)
(9)	The Mosaic Co., Strike @ 30.00 Exp 8/19/16	(198)
(4)	The NASDAQ OMX Group, Inc., Strike @ 70.00 Exp 8/19/16	(620)
(1)	The Priceline Group, Inc., Strike @ 1,440.00 Exp 8/19/16	(1,730)
(16)	The TJX Companies, Inc., Strike @ 80.00 Exp 8/19/16	(4,479)
(51)	The Walt Disney Co., Strike @ 105.00 Exp 8/19/16	(332)
(9)	Thermo Fisher Scientific, Inc., Strike @ 160.00 Exp 8/19/16	(1,418)
(3)	Tiffany & Co., Strike @ 65.00 Exp 8/19/16	(336)
(27)	Time Warner, Inc., Strike @ 82.50 Exp 8/19/16	(729)
(3)	Torchmark Corp., Strike @ 65.00 Exp 8/19/16	(68)
(6)	Total System Services, Inc., Strike @ 60.00 Exp 8/19/16	(135)
(3)	Tractor Supply Co., Strike @ 95.00 Exp 8/19/16	(98)
(2)	TransDigm Group, Inc., Strike @ 290.00 Exp 8/19/16	(780)
(12)	Transocean, Ltd., Strike @ 14.00 Exp 8/19/16	(30)
(6)	Travelers Companies, Inc., Strike @ 120.00 Exp 8/19/16	(240)
(4)	TripAdvisor, Inc., Strike @ 75.00 Exp 8/19/16	(640)
(37)	Twenty-First Century Fox, Inc., Class A, Strike @ 29.00 Exp 8/19/16	(463)
(15)	Twenty-First Century Fox, Inc., Class B, Strike @ 30.00 Exp 8/19/16	(188)
(14)	Tyco International PLC, Strike @ 45.00 Exp 8/19/16	(1,449)

See accompanying notes to schedule of portfolio investments

Horizons S&P 500® Covered Call ETF	July 31, 2016
SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	(Unaudited)

Number of Contracts	Value ($)
Written Call Options (concluded)
(8)	Tyson Foods, Inc., Class A, Strike @ 72.50 Exp 8/19/16	(2,440)
(56)	U.S. BanCorp, Strike @ 43.00 Exp 8/19/16	(1,120)
(1)	Ulta Salon Cosmetics, Strike @ 260.00 Exp 8/19/16	(470)
(6)	Under Armour, Inc., Class A, Strike @ 45.00 Exp 8/19/16	(45)
(29)	Union Pacific Corp., Strike @ 97.50 Exp 8/19/16	(667)
(8)	United Continental Holdings, Inc., Strike @ 50.00 Exp 8/19/16	(360)
(3)	United Rentals, Inc., Strike @ 77.50 Exp 8/19/16	(1,140)
(27)	United Technologies Corp., Strike @ 110.00 Exp 8/19/16	(1,040)
(27)	UnitedHealth Group, Inc., Strike @ 145.00 Exp 8/19/16	(2,875)
(2)	Universal Health Services, Class B, Strike @ 140.00 Exp 8/19/16	(45)
(8)	Unum Group, Strike @ 34.00 Exp 8/19/16	(360)
(3)	Urban Outfitters, Inc., Strike @ 32.00 Exp 8/19/16	(165)
(12)	Valero Energy Corp., Strike @ 52.50 Exp 8/19/16	(1,236)
(3)	Varian Medical Systems, Inc., Strike @ 90.00 Exp 8/19/16	(1,515)
(11)	Ventas, Inc., Strike @ 75.00 Exp 8/19/16	(2,228)
(3)	VeriSign, Inc., Strike @ 90.00 Exp 8/19/16	(111)
(5)	Verisk Analytics, Inc., Strike @ 90.00 Exp 8/19/16	(338)
(142)	Verizon Communications, Inc., Strike @ 57.50 Exp 8/19/16	(1,065)
(8)	Vertex Pharmaceuticals, Inc., Strike @ 97.50 Exp 8/19/16	(2,220)
(11)	VF Corp., Strike @ 67.50 Exp 8/19/16	(55)
(12)	Viacom, Inc., Class B, Strike @ 47.50 Exp 8/19/16	(1,320)
(42)	Visa, Inc., Class A, Strike @ 80.00 Exp 8/19/16	(1,701)
(6)	Vornado Realty Trust, Strike @ 105.00 Exp 8/19/16	(1,905)
(4)	Vulcan Materials Co., Strike @ 130.00 Exp 8/19/16	(460)
(1)	W.W. Grainger, Inc., Strike @ 240.00 Exp 8/19/16	(20)
(30)	Walgreens Boots Alliance, Inc., Strike @ 87.50 Exp 8/19/16	(135)
(37)	Wal-Mart Stores, Inc., Strike @ 75.00 Exp 8/19/16	(1,517)
(2)	Waters Corp., Strike @ 155.00 Exp 8/19/16	(1,000)
(8)	WEC Energy Group, Inc., Strike @ 65.00 Exp 8/19/16	(600)
(161)	Wells Fargo & Co., Strike @ 49.00 Exp 8/19/16	(2,817)
(8)	Welltower, Inc., Strike @ 77.50 Exp 8/19/16	(1,940)
(8)	Western Digital Corp., Strike @ 55.00 Exp 8/19/16	(124)
(17)	Western Union Co., Strike @ 21.00 Exp 8/19/16	(340)
(19)	Weyerhaeuser Co., Strike @ 33.00 Exp 8/19/16	(1,093)
(2)	Whirlpool Corp., Strike @ 185.00 Exp 8/19/16	(1,745)
(24)	Williams Cos., Inc., Strike @ 26.00 Exp 8/19/16	(864)
(4)	Willis Towers Watson PLC, Strike @ 130.00 Exp 8/19/16	(750)
(3)	Wyndham Worldwide Corp., Strike @ 80.00 Exp 8/19/16	(30)
(2)	Wynn Resorts, Ltd., Strike @ 100.00 Exp 8/19/16	(566)
(17)	Xcel Energy, Inc., Strike @ 45.00 Exp 8/19/16	(425)
(7)	Xilinx, Inc., Strike @ 50.00 Exp 8/19/16	(1,110)
(10)	XL Group PLC, Strike @ 34.00 Exp 8/19/16	(945)
(6)	Xylem, Inc., Strike @ 50.00 Exp 8/19/16	(225)
(30)	Yahoo!, Inc., Strike @ 41.00 Exp 8/19/16	(315)
(14)	Yum! Brands, Inc., Strike @ 92.50 Exp 8/19/16	(602)
(6)	Zimmer Biomet Holdings, Inc., Strike @ 130.00 Exp 8/19/16	(1,560)
(7)	Zions Bancorporation, Strike @ 28.00 Exp 8/19/16	(417)
(15)	Zoetis, Inc., Strike @ 52.50 Exp 8/19/16	(563)
Total Written Call Options (Premiums Received $533,462)		$(609,932)

See accompanying notes to schedule of portfolio investments

Exchange Listed Funds Trust	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

1. Organization

Exchange Listed Funds Trust (the “Trust”), was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The assets of each series in the Trust are segregated and a shareholder's interest is limited to the Fund in which Shares are held. The Schedule of Portfolio Investments herein are for the Horizons S&P 500® Covered Call ETF (the "S&P 500 Fund" or the "Fund"). The Fund is a passively managed exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund's prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Portfolio Investments and Schedule of Written Call Options. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 964, "Financial Services - Investment Companies." GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments and Schedule of Written Call Options may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund's Valuation Committee, in accordance with the Fund's Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Exchange Listed Funds Trust	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

• Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2016 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$65,409,384	$–	$–	$65,409,384
Total Investment Securities	65,409,384	–	–	65,409,384
Other Financial Instruments:
Written Call Options	(609,932)	–	–	(609,932)
Total Investments	$64,799,452	$–	$–	$64,799,452

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of July 31, 2016, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the period ended July 31, 2016, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Exchange Listed Funds Trust	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the period ended July 31, 2016:

S&P 500 Fund	Number of Contracts	Premiums Received
Options outstanding at April 30, 2016	6,705	$532,470
Options written	24,308	1,704,297
Options expired	-	-
Options exercised	(108)	(9,871)
Options closed	(23,348)	(1,693,434)
Options outstanding at July 31, 2016	7,557	$533,462

Investment Transactions

For financial reporting purposes, portfolio transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund's prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund's Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

Exchange Listed Funds Trust	July 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	(Unaudited)

4. Federal Income Tax

At July 31, 2016, the tax cost, gross unrealized appreciation, and gross unrealized depreciation on securities, for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$59,897,599	$8,552,831	$(3,041,046)	$5,511,785

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 23, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	September 23, 2016